Investment Objectives and Goals - Opportunistic Trader ETF	Mar. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - OPPORTUNISTIC TRADER ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Opportunistic Trader ETF (the “Fund) seeks total return.